RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	400,632,779	347,794,769
Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	66,388,593	62,464,295
Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	53,451,570	45,728,776
Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,038,747	30,107,077
Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	246,753,869	209,494,621
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,259,498	14,160,846
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	290,172,863	258,433,837
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37,493,866	28,966,356
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	220,297,825	195,541,994
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	119,389,106	110,399,359
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	116,173,059	105,706,532
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	135,791,651	122,087,258
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,809,098	9,379,468
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,451,593	26,383,248
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,772,628	15,939,046
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	76,758,332	70,385,496
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,216,047	4,692,827
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,219,170	4,693,964
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,122,471	4,506,807
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	96,699	187,157
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	72,308,141	60,896,486
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	99,116,321	84,999,756
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,375,893	7,429,129
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,808,085	11,888,567
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,887,969	7,258,707
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	67,044,374	58,423,353
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,387,909	23,997,867
Mortgage [member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	50,696,925	40,713,902
Mortgage [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	454,701	374,972
Mortgage [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,292,203	1,076,649
Mortgage [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,460,754	1,208,561
Mortgage [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	47,489,267	38,053,720
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	212,669	248,282
Microcredit [member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	405,802	497,946
Microcredit [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	55,623	46,056
Microcredit [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	90,193	105,314
Microcredit [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	88,626	107,837
Microcredit [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	171,360	238,739
Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,986,770	11,038,856
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,986,770	11,038,856
Investment securities at fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	38,900,001	30,488,831
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,027,205	14,996,337
Trade receivables [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,410,112	15,347,013
Trade receivables [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,271,964	2,727,684
Trade receivables [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13,153	11,139
Trade receivables [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		104
Trade receivables [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,124,995	12,608,086
Other financial assets [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	796,878	508,477
Other financial assets [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	444,119	309,348
Other financial assets [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24,950	5
Other financial assets [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	327,809	199,124
IFRS Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,642,829	34,025,535
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,642,829	34,025,535
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,643,590	34,026,753
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,643,590	34,026,753
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,909,863	5,775,176
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,081,415	915,856
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,823,390	2,409,027
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,371,911	2,043,473
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	633,147	406,820
Debt securities [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,741,287	4,780,993
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,741,287	4,780,993
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,157,277	4,885,091
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,011,503	1,265,889
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	370,930	260,383
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	492,410	344,326
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,282,434	3,014,493
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		7,385
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37,493,866	28,966,356
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	42,257,249	32,944,876
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,604,848	736,508
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,044,414	3,055,021
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,862,119	3,101,278
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,745,868	26,052,069
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,207,157	1,290,144
Derivatives [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,162,909	1,133,924
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,162,909	1,133,924
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,183,694	1,158,337
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	507,825	628,282
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	425,590	347,114
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	101,956	103,115
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	148,323	79,826
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	44,248	156,220
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	44,248	156,220
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	44,247	156,220
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Not later than one month [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,543	117,543
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one month and not later than six months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,370	5,152
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than six months and not later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	374	630
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 27,960	$ 32,895